UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eagle Value Partners, LLC

Address:  655 Third Avenue, 11th Floor
          New York, NY  10017

13F File Number: 028-13580

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles H. Witmer
Title:  Managing Member
Phone:  (212) 812-3080


Signature, Place and Date of Signing:

/s/ Charles H. Witmer               New York, New York        November 13, 2009
----------------------          -------------------------   --------------------
     [Signature]                      [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        8

Form 13F Information Table Value Total:     $6,304
                                          (thousands)


List of Other Included Managers:

Form 13F File Number           Name

1.     028-10559               Eagle Capital Partners, LP

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

                                                       FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2   COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6        COLUMN 7       COLUMN 8

                                TITLE                    VALUE    SHRS OR  SH/ PUT/  INVESTMENT      OTHER       VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS    CUSIP       (X$1000)  PRN AMT  PRN CALL  DISCRETION      MANAGERS   SOLE    SHARED  NONE
--------------                  --------    -----       --------  -------  --- ----  ----------      --------   ----    ------  ----
ALTISOURCE PORTFOLIO SOLNS S    REG SHS     L0175J104     947      65,600  SH        SHARED-DEFINED  1           65,600
E TRADE FINANCIAL CORP          COM         269246104     217     123,936  SH        SHARED-DEFINED  1          123,936
FIRST AMERN CORP CALIF          COM         318522307   1,050      32,443  SH        SHARED-DEFINED  1           32,443
HASBRO INC                      COM         418056107     694      25,000  SH        SHARED-DEFINED  1           25,000
HUNTINGTON BANCSHARES INC       COM         446150104     471     100,000  SH        SHARED-DEFINED  1          100,000
KERYX BIOPHARMACEUTICALS INC    COM         492515101      71      30,186  SH        SHARED-DEFINED  1           30,186
SEACOAST BKG CORP FLA           COM         811707306   1,252     496,700  SH        SHARED-DEFINED  1          496,700
VALEANT PHARMACEUTICALS INTL    COM         91911X104   1,602      57,100  SH        SHARED-DEFINED  1           57,100




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